G06-031-741(DE disk)





                                                 October 29, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Dreyfus Florida Municipal Money Market Fund
     Registration Statement No. 33-50213
     CIK No. 0000911746

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 4 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 23, 1996.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                             Very truly yours,




                                             Diane C. Eaton


DCE\

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan